Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 56,807	$ 8,914	¥ 180,093	¥ 121,814
Costs of revenues	(20,777)	(3,260)	(73,914)	(50,596)
Gross profit	36,030	5,654	106,179	71,218
Operating expenses:
Sales and marketing expenses	(43,229)	(6,784)	(37,186)	(26,855)
General and administrative expenses	(187,388)	(29,405)	(61,613)	(36,948)
Research and development expenses	(137,148)	(21,522)	(105,252)	(57,167)
Total operating expenses	(367,765)	(57,711)	(204,051)	(120,970)
Other operating income	11,199	1,757	6,576	3,407
Operating loss	(320,536)	(50,300)	(91,296)	(46,345)
Other income (expense)
Interest and investment income	5,143	807	3,795	883
Interest expenses	(1,803)	(283)	(2,337)	(837)
Foreign exchange gain (loss)	(827)	(130)	(333)	109
Other income	6,086	955	1,227	440
Other expenses	(1,549)	(243)	(3,127)	(1,416)
Total other (expense) income	7,050	1,106	(775)	(821)
Loss before income tax and (loss) gain from equity method investment	(313,486)	(49,194)	(92,071)	(47,166)
Income tax expenses	(134)	(21)	(206)	(754)
Loss before (loss) income from equity method investment	(313,620)	(49,215)	(92,277)	(47,920)
(Loss) income from equity method investment	(276)	(43)	236	(74)
Net loss	(313,896)	(49,258)	(92,041)	(47,994)
Net loss (income) attributable to non-controlling interests	(63)	(10)	4,422	(551)
Net loss attributable to EHang Holdings Limited	(313,959)	(49,268)	(87,619)	(48,545)
Modification of redeemable convertible preferred shares				(9,986)
Accretion to redemption value of redeemable convertible preferred shares				(17,262)
Net loss attributable to ordinary shareholders	¥ (313,959)	$ (49,268)	¥ (87,619)	¥ (75,793)
Net loss per ordinary share:
Basic and diluted | (per share)	¥ (2.78)	$ (0.44)	¥ (0.80)	¥ (1.24)
Net loss per ADS (2 ordinary shares equal to 1 ADS):
Basic and diluted | (per share)	¥ (5.56)	$ (0.88)	¥ (1.60)	¥ (2.48)
Shares used in net loss per ordinary share computation (in thousands of shares):
Basic and diluted | shares	112,985	112,985	109,563	61,136
Other comprehensive income (loss)
Foreign currency translation adjustments net of nil tax	¥ (6,107)	$ (958)	¥ (9,974)	¥ 1,346
Unrealized (realized) gains on available-for-sale investments, net of nil tax	(1,729)	(271)	1,729
Total other comprehensive income (loss), net of tax	(7,836)	(1,229)	(8,245)	1,346
Comprehensive loss	(321,732)	(50,487)	(100,286)	(46,648)
Comprehensive (income) loss attributable to non-controlling interests	(63)	(10)	4,422	(551)
Comprehensive loss attributable to EHang Holdings Limited	(321,795)	(50,497)	(95,864)	(47,199)
Products
Revenues:
Revenues	54,923	8,619	176,060	90,843
Costs of revenues	(19,991)	(3,137)	(72,082)	(38,847)
Services
Revenues:
Revenues	1,884	295	4,033	30,971
Costs of revenues	¥ (786)	$ (123)	¥ (1,832)	¥ (11,749)